Short Term Loans (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of short term loans
	December 31,	December 31,
	2018	2017
Short term loans	$8,263,038	$1,402,514
Total	$8,263,038	$1,402,514

	December 31,	December 31,
	2018	2017
Secured	$8,021,447	$1,352,514
Unsecured	241,591	50,000
Total	$8,263,038	$1,402,514

Schedule of corporate or personal guarantees loans
$407,190	Pledged by real property and land use right of Rongfeng Cui; Guaranteed by Rongfeng Cui and Yanjuan Wang

$1,586,393	Pledged by real property of the Company, real property of Rongfeng Cui; Guaranteed by Rongfeng Cui and Yanjuan Wang

$3,119,365	Pledged by real property and land use right of the Company; Guaranteed by Rongfeng Cui and Yanjuan Wang

$2,908,499	Guaranteed by Rongfeng Cui and Yanjuan Wang

Schedule of future loan obligations
2019	$5,579,948
2020	436,275
2021	436,275
2022	436,275
2023	436,275
Thereafter	937,990
Total	$8,263,038